Equity Compensation - Summary of Changes to Stock Options Outstanding (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure Of Changes To Stock Options Outstanding [Abstract]
Number of Options, Balance Outstanding | shares	3,731	5,152
Number of Options, Exercised | shares	(1,233)	(1,203)
Number of Options, Expired | shares	(195)	(218)
Number of Options, Balance Outstanding | shares	2,303	3,731
Weighted Average Exercise Price, Balance Outstanding | $ / shares	$ 5.94	$ 5.02
Weighted Average Exercise Price, Exercised | $ / shares	(5.19)	(2.60)
Weighted Average Exercise Price, Expired | $ / shares	(8.99)	(6.41)
Weighted Average Exercise Price, Balance Outstanding | $ / shares	$ 6.05	$ 5.94